India Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.7%

India — 92.6%
Communication Services —11.3%
Affle India*	20,584	$275,263
Brightcom Group*	509,083	103,778
Info Edge India	11,135	615,675
Nazara Technologies*	13,386	128,188
		1,122,904
Consumer Discretionary —27.1%
Easy Trip Planners*	182,487	83,810
FSN E-Commerce Ventures*	235,359	496,154
Jubilant Foodworks	72,244	485,864
MakeMyTrip*	14,564	615,038
Zomato*	708,159	1,006,697
		2,687,563
Energy —6.5%
Reliance Industries	22,605	644,440

Financials —28.1%
Angel One	13,184	484,912
Bajaj Finance	7,472	638,115
ICICI Securities	33,964	277,129
Indian Energy Exchange	205,438	354,370
Jio Financial Services*	22,151	60,933
One 97 Communications*	45,049	473,131
PB Fintech*	49,843	497,900
		2,786,490
Industrials —9.1%
IndiaMart InterMesh	11,233	350,761
Indian Railway Catering & Tourism	64,506	545,906
		896,667
Information Technology —10.5%
Happiest Minds Technologies	28,316	284,081
Intellect Design Arena	29,490	259,719
Route Mobile	10,840	201,517
Tanla Platforms	26,987	296,588
		1,041,905
Total India		9,179,969
Sweden — 1.7%
Information Technology —1.7%
Truecaller, Cl B*	55,176	169,916

United States — 6.4%
Information Technology —6.4%
Ebix	10,130	39,912
Description	Shares	Fair Value

United States — continued
Information Technology — continued
Freshworks, Cl A*	29,476	$590,110
Total United States		630,022

Total Common Stock
(Cost $8,989,592)		9,979,907

Total Investments in Securities- 100.7%
(Cost $8,989,592)		$9,979,907

Percentages are based on net assets of $9,906,454.

*	Non-income producing security.

Cl — Class

3

INQ-QH-001-0400